Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2019
Financial Assets at Fair Value Through Profit or Loss
Financial Assets at Fair Value Through Profit or Loss

Note 8.  Financial Assets at Fair Value Through Profit or Loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2018 and 2019:

	December 31,	December 31,
	2018	2019
	(in thousands)
Equity securities-unlisted company	$9,768	13,500
Non-current	$9,768	13,500

The Company sold one equity security in December 2017 for proceeds of $32,000 thousand, of which $10,000 thousand received in December 2017 and the balance of $22,000 thousand was received in January 2018. The Company recognized a gain on sale of securities of $23,038 thousand and withholding tax of $2,304 thousand for the year ended December 31, 2017, which is included in “Changes in fair value of financial assets at fair value through profit or loss” and “Income taxes payable”, respectively. The withholding tax payable was paid in 2018.

Net gain of $2,032 thousand and $3,732 thousand was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the years ended December 31, 2018 and 2019, respectively.

As of December 31, 2018 and 2019, no financial assets at fair value through profit or loss were pledged with banks as collaterals.